CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

COMMON STOCKS - 98.5%	Shares	Value
Communications - 3.2%
Cable & Satellite - 1.5%
Comcast Corporation - Class A	62,700	$ 2,935,614

Telecommunications - 1.7%
Verizon Communications, Inc.	66,086	3,366,421

Consumer Discretionary - 8.0%
Leisure Facilities & Services - 3.7%
McDonald's Corporation	29,255	7,234,176

Retail - Discretionary - 4.3%
Home Depot, Inc. (The)	28,575	8,553,355

Consumer Staples - 11.9%
Beverages - 2.8%
PepsiCo, Inc.	33,095	5,539,441

Household Products - 2.7%
Procter & Gamble Company (The)	34,930	5,337,304

Retail - Consumer Staples - 6.4%
Kroger Company (The)	106,221	6,093,899
Walmart, Inc.	43,502	6,478,318
		12,572,217
Energy - 5.5%
Oil & Gas Producers - 5.5%
Chevron Corporation	34,870	5,677,882
Exxon Mobil Corporation	63,314	5,229,103
		10,906,985
Financials - 22.3%
Asset Management - 9.0%
BlackRock, Inc.	10,764	8,225,526
Charles Schwab Corporation (The)	114,000	9,611,340
		17,836,866
Banking - 8.3%
JPMorgan Chase & Company	27,800	3,789,696
M&T Bank Corporation	23,890	4,049,355
Northern Trust Corporation	31,100	3,621,595
PNC Financial Services Group, Inc. (The)	26,300	4,851,035
		16,311,681

CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Financials - 22.3% (Continued)
Insurance - 5.0%
Marsh & McLennan Companies, Inc.	36,400	$ 6,203,288
Prudential Financial, Inc.	32,000	3,781,440
		9,984,728
Health Care - 13.6%
Biotech & Pharma - 8.1%
Bristol-Myers Squibb Company	85,363	6,234,060
Johnson & Johnson	29,970	5,311,583
Merck & Company, Inc.	54,990	4,511,930
		16,057,573
Medical Equipment & Devices - 5.5%
Becton, Dickinson and Company	24,025	6,390,650
Medtronic plc	39,400	4,371,430
		10,762,080
Industrials - 18.4%
Aerospace & Defense - 1.2%
Raytheon Technologies Corporation	24,010	2,378,671

Commercial Support Services - 3.1%
Republic Services, Inc.	46,550	6,167,875

Electrical Equipment - 2.0%
Carrier Global Corporation	85,210	3,908,582

Machinery - 9.7%
Caterpillar, Inc.	35,930	8,005,923
Deere & Company	26,644	11,069,516
		19,075,439
Transportation & Logistics - 2.4%
Union Pacific Corporation	17,500	4,781,175

Materials - 2.1%
Chemicals - 2.1%
DuPont de Nemours, Inc.	57,891	4,259,620

Technology - 13.5%
Semiconductors - 6.4%
Intel Corporation	127,965	6,341,946
Texas Instruments, Inc.	33,965	6,231,898
		12,573,844

CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Technology - 13.5% (Continued)
Software - 5.6%
Microsoft Corporation	35,775	$ 11,029,790

Technology Services - 1.5%
International Business Machines Corporation	23,000	2,990,460

Total Common Stocks (Cost $91,908,453)		$ 194,563,897

MONEY MARKET FUNDS - 1.6%	Shares	Value
Invesco Short-Term Investment Trust Government & Agency Portfolio - Institutional Class, 0.25% (a) (Cost $3,150,488)	3,150,488	$ 3,150,488

Total Investments at Value - 100.1% (Cost $95,058,941)		$ 197,714,385

Liabilities in Excess of Other Assets - (0.1%)		(103,624)

Net Assets - 100.0%		$ 197,610,761

(a)	The rate shown is the 7-day effective yield as of March 31, 2022.